Financial Income and Expenses, Net (Details) - Schedule of Financial Income - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Financial Income [Abstract]
Interest income			$ 51	$ 3
Fair value adjustment of share option’s liability – Note 12C.			197	1,053
Debt arrangement gain – see Note 12C.					915
Exchange rate differences, Net			671	17	48
Total	$ 270	$ 964	$ 919	$ 1,073	$ 963